Cash flow information	12 Months Ended
Dec. 31, 2021
Cash Flow Information
Cash flow information

5.32	Cash flow information

5.32.1	Cash generated from operations

The following table shows the adjustments to reconcile net loss to net cash generated from operations:

€ in thousand	Note	Year ended December 31,
		2021	2020	2019
Loss for the year		(73,425)	(64,393)	(1,744)
Adjustments for
● Depreciation and amortization	5.12/5.13/5.14	14,281	9,799	8,532
● Write-off / impairment fixed assets/intangibles	5.12/5.13/5.14	—	140	75
● Share-based compensation expense	5.23	14,509	6,328	2,552
● Income tax expense/(income)	5.10	3,446	(909)	874
● Dividends received from associated companies	5.15	—	—	433
● (Profit)/loss from disposal of property, plant, equipment and intangible assets	5.8	46	10	92
● Share of (profit)/loss from associates	5.15	5	133	(1,574)
● Fair value losses on derivative financial instruments		—	—	178
● Provision for employer contribution costs on share-based compensation plans	5.30.1	19,079	7,351	—
● Other non-cash (income)/expense		(11,604)	4,470	(892)
● Interest income	5.9	(249)	(119)	(199)
● Interest expense	5.9	16,964	10,738	2,633
Changes in non-current operating assets and liabilities (excluding the effects of acquisition and exchange rate differences on consolidation):
● Other non-current assets		194	(2,303)	79
● Long term contract liabilities	5.28	4,662	(674)	(2,321)
● Long term refund liabilities	5.29	54,501	90,653	6,016
● Other non-current liabilities and provisions		(3)	795	(178)
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
● Inventory		(92,373)	(4,196)	(2,415)
● Trade and other receivables		(21,349)	(24,023)	(17,278)
● Contract liabilities	5.28	34,453	88,801	(989)
● Refund liabilities	5.29	80,160	10,614	448
● Trade and other payables and provisions		35,236	6,544	13,552
Cash generated from operations		78,532	139,759	7,875

In 2021, other non-cash (income)/expense mainly related to net foreign exchange gains.

In 2020, other non-cash (income)/expense included €3.3 million expenses from disposal of Lyme VLA15 (see Notes 5.1 and 5.12), €1.6 million income from a revaluation of lease liabilities and right of use assets and €2.6 million net foreign exchange losses.

The following table shows the adjustments to reconcile profit/loss from the disposal of property, plant, equipment and intangible assets to proceeds from the disposal of fixed assets:

€ in thousand	Year ended December 31,
	2021	2020	2019
Net book value	46	34	92
Loss on disposal of fixed assets	(46)	(10)	(92)
Proceeds from disposal of property, plant, equipment and intangible assets	—	24	—

5.32.2	Reconciliation of liabilities arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were (or future cash flows will be) classified in the Group’s consolidated statement of cash flows as cash flows from financing activities. For development of lease liabilities see Note 5.13.

€ in thousand	Bank borrowings	Other loans	Total
Balance as at January 1, 2020	19,759	6,557	26,316
Repayments	(20,000)	(1,995)	(21,995)
Additions, net of transaction costs	—	50,266	50,266
Foreign exchange movements	—	(4,556)	(4,556)
Other changes[8]	241	3,090	3,331
Balance as at December 31, 2020	—	53,363	53,363

Balance as at January 1, 2021	—	53,363	53,363
Repayments	—	(1,956)	(1,956)
Additions, net of transaction costs	—	859	859
Foreign exchange movements	—	3,998	3,998
Other changes[8]	—	1,570	1,570
Balance as at December 31, 2021	—	57,834	57,834

[8]	Other changes include interest accruals and payments.